FINANCIAL INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest on cash and cash equivalents		R$ 309,162	R$ 118,393	R$ 87,694
Income with marketable securities		126,106	79,425	59,970
Fair value through other comprehensive income				1,295
Fair value through profit and loss		70,939	45,093	40,119
Amortized cost		55,167	34,332	18,556
Interest on recoverable taxes	[1]	307,313	289,772	205,066
Interest on other assets		35,467	45,959	58,623
Financial income on other assets and liabilities		304,887	4,187	9,404
Financial income		1,082,935	537,736	420,757
Financial expenses
Interests on loans and borrowings		(1,851,643)	(1,635,604)	(1,524,154)
Interest on contingencies		(138,433)	(239,174)	(42,641)
Interest on leases		(220,406)	(226,444)	(207,598)
Interest on actuarial liabilities		(47,385)	(46,741)	(33,549)
Discount on assignment of credits		(158,469)	(80,192)	(60,789)
Bank expenses		(91,313)	(85,157)	(57,729)
Taxes on financial income		(26,245)	(27,755)	(65,851)
Put/Call Options Result - Business Combinations			(278,618)	579,946
Adjustment to present value		(976,104)	(634,047)	(418,234)
Other financial expenses		(75,767)	(77,883)	(58,855)
Financial expenses		(3,585,765)	(3,331,615)	(1,889,454)
Exchange rate variation on monetary assets and liabilities		474,052	(407,472)	(1,179,236)
Derivative results		(1,038,171)	157,573	948,938
Net Monetary Gains or Losses		398,194	(797)
Monetary, exchange and derivative results, net		(165,925)	(250,696)	(230,298)
Financial income (expenses), net		R$ (2,668,755)	R$ (3,044,575)	R$ (1,698,995)

[1]	For the year ended December 31, 2021, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from SHB, Batávia and UP! Alimentos Ltda. in the amount of R$50,617. For the year ended December 31, 2020, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Eleva in the amount of R$58,979.